Other assets and receivables (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Other Assets and Receivables

	Note	2024	2023

Real estate held for own use and equipment	23.1	236	258

Receivables	23.2	3,830	3,567

Accrued income	23.3	812	736

Right-of-use assets	23.4	162	150

On December 31		5,040	4,712

Summary of Real Estate Held for Own Use and Equipment

Total real estate held for own use and equipment	2024	2023

Real estate held for own use	66	64

Equipment	170	194

On December 31	236	258

Real estate held for own use	2024	2023

Net book value

On January 1	64	73

Capitalized subsequent expenditure	2	1

Disposals	(1)	-

Unrealized gains/(losses) through equity	(1)	(2)

Depreciation through income statement	(1)	(2)

Impairment losses	(1)	(3)

Net exchange differences	4	(2)

On December 31	66	64

Gross carrying value	91	87

Accumulated depreciation and impairments	(25)	(23)

Net book value on December 31	66	64

Real estate held for own use:

Carrying amount under a historical cost model	75	70

% of real estate appraised in the current year	16%	76%

% of appraisals performed by independent external appraisers	100%	100%
General account real estate held for own use has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses are recorded in note
13 Other operating expenses
in the income statement. The useful lives of buildings range between 40 and 50 years.

Notes to the consolidated financial statements Note 2 3

Equipment	2024	2023

Net book value

On January 1	194	251

Additions	50	62

Disposals	(19)	(47)

Depreciation through income statement	(64)	(66)

Net exchange differences	10	(6)

On December 31	170	194

Gross carrying value	643	602

Accumulated depreciation and impairments	(473)	(408)

Net book value on December 31	170	194
None of the equipment is held for lease (2023: none). Equipment has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses have been recorded in note
13 Other operating expenses
in the income statement. Equipment is generally depreciated over a period of three to five years.

Summary of Receivables

	2024	2023

Loans to associates	-	8

Receivables from policyholders	118	137

Receivables from brokers and agents	270	239

Cash outstanding from assets sold	176	133

Trade receivables	654	178

Cash collateral	515	516

Income tax receivable	286	172

Other	1,828	2,194

Expected credit losses	(18)	(10)

On December 31	3,830	3,567

Current	3,736	3,564

Non-current	94	2

Summary of Movements in the Expected Credit Losses

	2024	2023

On January 1	(10)	(129)

Expected credit losses	(9)	(29)

Other movements	1	148

On December 31	(18)	(10)

Summary of Accrued Income

	2024	2023

Accrued interest	812	736

On December 31	812	736

Current	812	736

Summary of information about right of use assets

	Real estate for own use	Equipment	Other	Total

Net Book Value

On January 1, 2024	138	10	3	150

Additions	31	-	3	34

Disposals	(5)	-	-	(5)

Modification of lease contracts	6	-	-	6

Depreciation through income statement	(22)	(6)	(2)	(30)

Net exchange differences	6	-	-	7

On December 31, 2024	154	4	4	162

Gross carrying value	284	21	10	314

Accumulated depreciation	(130)	(16)	(5)	(152)

Net book value 2024	154	4	4	162

Net Book Value

On January 1, 2023	143	14	1	158

Additions	19	4	3	26

Disposals	(1)	-	-	(1)

Modification of lease contracts	2	-	-	2

Depreciation through income statement	(24)	(8)	(1)	(32)

On December 31, 2023	138	10	3	150

Gross carrying value	247	37	7	290

Accumulated depreciation	(109)	(27)	(3)	(140)

Net book value 2023	138	10	3	150